Label	Element	Value
Alpha Architect High Inflation and Deflation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect High Inflation and Deflation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Alpha Architect High Inflation and Deflation ETF (HIDE)
(the “Fund”)
(a series of EA Series Trust)

October 30, 2023

Supplement to the Fund’s Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”),
each dated November 15, 2022

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus, and SAI.

Effective on November 21, 2023, the Fund will transfer its primary listing to the The Nasdaq Stock Market, LLC and will no longer be listed on CBOE BZX Exchange, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on CBOE BZX Exchange, Inc. will be changed to refer to The Nasdaq Stock Market, LLC.

Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Alpha Architect High Inflation and Deflation ETF | Alpha Architect High Inflation and Deflation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HIDE